Related Party Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Other receivables from related party	¥ 88,367		¥ 88,038		$ 13,867
Amount due to related parties	5,415		124,192		$ 850
Purchase from related parties	33,767		520,793	¥ 58,459
A related party	2,295,569	$ 360,225	2,889,441	2,112,170
Xiaomi
Related Party Transaction [Line Items]
Accounts receivable from a related party	320,939		609,094
Sales receivable from related party	88,331		88,029
Other receivables from related party	36		9
Purchase payable	3,537		2,463
Research and development expenses payable	715		408
Selling and marketing expenses payable to Xiaomi	1,163
Purchase from related parties	33,767		50,843	43,037
A related party	2,295,569		2,889,441	2,112,170
Research and development expenses	3,484		1,915	657
Commission expenses	82,617		77,163	58,874
Other expenses	24,312		20,060	22,977
Selling and marketing expenses, total	¥ 106,929		97,223	81,851
Foshan Wanwuhulian Trade Co., Limited
Related Party Transaction [Line Items]
Purchase payable			121,321
Purchase from related parties			¥ 469,950	¥ 15,422